Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) - Predecessor $ in Thousands	3 Months Ended
Mar. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in interest credited to contract holder funds	$ 17,600
Effect to net income included in contract benefits	$ 946